Note 5 - Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Revenue and Receivables from Significant Clients - Customer Concentration Risk [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Accounts Receivable [Member]
Concentration Risk [Line Items]
HealthSmart Preferred Care II, L.P.	$ 897	$ 876	$ 897	$ 876
Sales Revenue [Member]
Concentration Risk [Line Items]
HealthSmart Preferred Care II, L.P.	$ 2,048	$ 1,938	$ 5,921	$ 5,483
HealthSmart Preferred Care II, L.P.	48.00%	34.00%	38.00%	34.00%